Derivative Instruments (Fair Value Hedges) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Loss recognized in Income on hedging derivatives	$ (7,065)	$ (3,065)	$ (2,894)
Cross-Currency Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loss recognized in Income on hedging derivatives	(9,599)	(5,814)
Gain recognized in Income on hedging items	4,118	2,877
Loss on fair value hedge ineffectiveness	$ 5,481	$ 2,937